LEASES	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

NOTE 11 – LEASES

The Company leases office and staff dorm under non-cancellable operating leases expiring on different dates. The lease terms of these leases are three to five years. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases of office and staff dorm qualify as operating leases.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate which is implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC, which is approximately 4.75%. The total operating lease expenses for the years ended September 30, 2025 and 2024 were $18,742 and $25,285, respectively.

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	September 30,	September 30,
	2025	2024
Weighted-average remaining term
Operating leases	2.75	1.83
Weighted-average discount rate
Operating leases	4.75%	4.75%